Segment information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Time charter revenues	$ 20,918	$ 0	$ 0
Construction contract revenues	49,277	50,362	5,512
Other revenues	0	511	0
Total revenues	70,195	50,873	5,512
Operating expenses	(18,092)	(8,043)	(3,185)
Construction contract expenses	(35,384)	(43,272)	(5,512)
Equity in earnings of joint ventures	(5,330)	40,228	5,007
Depreciation and amortization	(1,317)	(8)	0
Operating income	10,072	39,778	1,822
Gain (loss) on derivative instruments	(161)	0	0
Other financial income (expense), net	(6,997)	749	2,366
Income (loss) before tax	2,914	40,527	4,188
Income tax expense	(505)	0	0
Net income (loss)	2,409	40,527	4,188
Newbuildings	0	122,517
Vessels, net of accumulated depreciation	0	0
Net investment in direct financing lease	295,188
Advances to joint ventures	18,952	24,510
Total assets	568,215	226,730
Accumulated losses of joint ventures	59,630	54,300
Expenditures for newbuildings, vessels & equipment	172,173	36,450
Expenditures for drydocking	0	0
Principal repayment direct financing lease	1,311
Majority Held FSRUs [Member]
Time charter revenues	20,918	0	0
Construction contract revenues	49,277	50,362	5,512
Other revenues		511	0
Total revenues	70,195	50,873	5,512
Operating expenses	(11,879)	(4,490)	(2,372)
Construction contract expenses	(35,384)	(43,272)	(5,512)
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	22,932	3,111	(2,372)
Depreciation and amortization	(1,317)	(8)	0
Operating income	21,615	3,103	(2,372)
Gain (loss) on derivative instruments	(161)	0	0
Other financial income (expense), net	(11,456)	(1,373)	(115)
Income (loss) before tax	9,998	1,730	(2,487)
Income tax expense	(505)	0	0
Net income (loss)	9,493	1,730	(2,487)
Newbuildings	0	122,517
Vessels, net of accumulated depreciation	0	0
Net investment in direct financing lease	295,188
Advances to joint ventures	0	0
Total assets	377,626	202,220
Accumulated losses of joint ventures	0	0
Expenditures for newbuildings, vessels & equipment	172,173	36,450
Expenditures for drydocking	0	0
Principal repayment direct financing lease	1,311
Joint Venture FSRUs [Member]
Time charter revenues	41,319	41,110	41,076
Construction contract revenues	0	0	0
Other revenues		0	0
Total revenues	41,319	41,110	41,076
Operating expenses	(8,485)	(8,763)	(8,652)
Construction contract expenses	0	0	0
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	32,834	32,347	32,424
Depreciation and amortization	(9,148)	(9,053)	(9,060)
Operating income	23,686	23,294	23,364
Gain (loss) on derivative instruments	(11,879)	35,038	693
Other financial income (expense), net	(17,137)	(18,104)	(19,050)
Income (loss) before tax	(5,330)	40,228	5,007
Income tax expense	0	0	0
Net income (loss)	(5,330)	40,228	5,007
Newbuildings	0	0
Vessels, net of accumulated depreciation	279,670	286,460
Advances to joint ventures	0	0
Total assets	300,327	307,335
Accumulated losses of joint ventures	0	0
Expenditures for newbuildings, vessels & equipment	2,358	522
Expenditures for drydocking	0	0
Principal repayment direct financing lease	0
Other Segments [Member]
Time charter revenues	0	0	0
Construction contract revenues	0	0	0
Other revenues		0	0
Total revenues	0	0	0
Operating expenses	(6,213)	(3,553)	(813)
Construction contract expenses	0	0	0
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	(6,213)	(3,553)	(813)
Depreciation and amortization	0	0	0
Operating income	(6,213)	(3,553)	(813)
Gain (loss) on derivative instruments	0	0	0
Other financial income (expense), net	4,459	2,122	2,481
Income (loss) before tax	(1,754)	(1,431)	1,668
Income tax expense	0	0	0
Net income (loss)	(1,754)	(1,431)	1,668
Newbuildings	0	0
Vessels, net of accumulated depreciation	0	0
Advances to joint ventures	18,952	24,510
Total assets	190,589	24,510
Accumulated losses of joint ventures	50	50
Expenditures for newbuildings, vessels & equipment	0	0
Expenditures for drydocking	0	0
Principal repayment direct financing lease	0
Operating Segments [Member]
Time charter revenues	62,237	41,110	41,076
Construction contract revenues	49,277	50,362	5,512
Other revenues		511	0
Total revenues	111,514	91,983	46,588
Operating expenses	(26,577)	(16,806)	(11,837)
Construction contract expenses	(35,384)	(43,272)	(5,512)
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	49,553	31,905	29,239
Depreciation and amortization	(10,465)	(9,061)	(9,060)
Operating income	39,088	22,844	20,179
Gain (loss) on derivative instruments	(12,040)	35,038	693
Other financial income (expense), net	(24,134)	(17,355)	(16,684)
Income (loss) before tax	2,914	40,527	4,188
Income tax expense	(505)	0	0
Net income (loss)	2,409	40,527	4,188
Newbuildings	0	122,517
Vessels, net of accumulated depreciation	279,670	286,460
Net investment in direct financing lease	295,188
Advances to joint ventures	18,952	24,510
Total assets	868,542	534,065
Accumulated losses of joint ventures	50	50
Expenditures for newbuildings, vessels & equipment	174,531	36,972
Expenditures for drydocking	0	0
Principal repayment direct financing lease	1,311
Eliminations [Member]
Time charter revenues	(41,319)	(41,110)	(41,076)
Construction contract revenues	0	0	0
Other revenues		0	0
Operating expenses	8,485	8,763	8,652
Construction contract expenses	0	0	0
Equity in earnings of joint ventures	(5,330)	40,228	5,007
Depreciation and amortization	9,148	9,053	9,060
Gain (loss) on derivative instruments	11,879	(35,038)	(693)
Other financial income (expense), net	17,137	18,104	19,050
Income (loss) before tax	0	0	0
Income tax expense	0	0	0
Net income (loss)	0	0	0
Newbuildings	0	0
Vessels, net of accumulated depreciation	(279,670)	(286,460)
Advances to joint ventures	0
Total assets	(300,327)	(307,335)
Accumulated losses of joint ventures	(59,680)	(54,350)
Expenditures for newbuildings, vessels & equipment	(2,358)	(522)
Expenditures for drydocking	0	0
Principal repayment direct financing lease	$ 0